Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information
22.	Segment Information

The Company operates exclusively in the biotechnology sector. The Company’s business is considered as operating in one segment. The Company’s Chief Executive Officer is the chief operating decision maker and reviews the consolidated results of operations when making decisions about resources allocation and assessing performance of the Company as a whole. Most revenues are generated from the subsidiaries located in China. Total long-lived assets of $943,028 including prepaid land lease payments, property, plant and equipment are primarily located in mainland China (December 31, 2020 - $208,618). The Company’s total assets by geographic location are as follows:

	December 31,
	2021	2020
Assets
Mainland China	$14,002,601	$1,824,380
Outside Mainland China	2,745,573	76,946
Total Assets	$16,748,174	$1,901,326

The Company’s revenues by market type are as follows:

	For the year ended December 31,
	2021	2020	2019
Sales
EPI	$10,552,059	$96,799	$6,896
Private Pay	349,083	268,821	220,217
Export	8,473,762	145,004	18,940
Total Sales	$19,374,904	$510,624	$246,053

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2021	2020	2019
Sales
Mainland China	$10,901,142	$365,620	$227,113
Outside Mainland China	8,473,762	145,004	18,940
Total Sales	$19,374,904	$510,624	$246,053